PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Feb. 29, 2024
Property And Equipment
Disclosure of detailed information about Property Plant And Equipment Explanatory [Table Text Block]
		Furniture	Machinery
	Computer	and Office	and			Leasehold
	Equipment	Equipment	Equipment	Vehicles	Buildings	Improvement	Land	Total
	$	$	$	$	$	$		$
Cost:
Balance, February 28, 2022	12,960	15,957	-	-	-	30,959	-	59,876
Additions	7,884	9,777	-	-	-	-	-	17,661
Balance, February 28, 2023	20,844	25,734	-	-	-	30,959	-	77,537
Additions	45,857	81,005	695,413	120,635	337,215	-	76,309	1,356,434
Balance, February 29, 2024	66,701	106,739	695,413	120,635	337,215	30,959	76,309	1,433,971
Accumulated depreciation:
Balance, February 28, 2022	4,108	3,933	-	-	-	2,064	-	10,105
Depreciation for the year	5,973	3,382	-	-	-	6,192	-	15,547
Balance, February 28, 2023	10,081	7,315	-	-	-	8,256	-	25,652
Depreciation for the year	17,892	21,528	122,993	36,594	28,853	6,191	-	234,051
Balance, February 29, 2024	27,973	28,843	122,993	36,594	28,853	14,447	-	259,703
Net book value:
As at February 28, 2023	10,763	18,419	-	-	-	22,703	-	51,885
As at February 29, 2024	38,728	77,896	572,420	84,041	308,362	16,512	76,309	1,174,268